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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2005

If amended report check here:     [_]                     Amendment Number:

This Amendment (Check only one.)  [_] is a restatement.
                                  [_] adds new holding
                                      entries.


John Doerge, Jr.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                        ----------------------------------------
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ----------------------------------------
                                                (Place and Date of Signing)



Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total: $         186445.143
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                       6.
   ------------- ---------------------     ------------- ---------------------
2.                                       7.
   ------------- ---------------------     ------------- ---------------------
3.                                       8.
   ------------- ---------------------     ------------- ---------------------
4.                                       9.
   ------------- ---------------------     ------------- ---------------------
5.                                       10.
   ------------- ---------------------     ------------- ---------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
AMB PROPERTY CO  COM     00163T109          112.250           2500       SH         SOLE        00        2500
ALBERTO CULVER   COM     013068101         8306.003         185609       SH         SOLE        00      185609
ALEXANDRIA REAL  COM     015271109           99.228           1200       SH         SOLE        00        1200
AMERICAN INTL G  COM     026874107         7844.632         126608       SH         SOLE        00      126608
ARCHSTONE SMITH  COM     039583109          103.662           2600       SH         SOLE        00        2600
BP PLC           SPONSO  055622104          123.279           1740       SH         SOLE        00        1740
BED BATH & BEYO  COM     075896100         9072.162         225788       SH         SOLE        00      225788
BOSTON PROPERTI  COM     101121101           99.260           1400       SH         SOLE        00        1400
BRISTOL MYERS S  COM     110122108          144.360           6000       SH         SOLE        00        6000
CAMDEN PPTY TR   SH BEN  133131102          100.350           1800       SH         SOLE        00        1800
CAPITAL ONE FIN  COM     14040H105         8609.630         108270       SH         SOLE        00      108270
CISCO SYS INC    COM     17275R102         6924.835         386215       SH         SOLE        00      386215
CITIGROUP INC    COM     172967101         8524.530         187270       SH         SOLE        00      187270
COACH INC        COM     189754104         5854.285         186680       SH         SOLE        00      186680
CONSOLIDATED ED  COM     209115104           48.550           1000       SH         SOLE        00        1000
COUSINS PPTYS I  COM     222795106          102.748           3400       SH         SOLE        00        3400
DELL INC         COM     24702R101         8113.950         237250       SH         SOLE        00      237250
DEVELOPERS DIVE  COM     251591103          102.740           2200       SH         SOLE        00        2200
DUKE REALTY COR  COM NE  264411505          105.028           3100       SH         SOLE        00        3100
E M C CORP MASS  COM     268648102         9730.557         751975       SH         SOLE        00      751975
EBAY INC         COM     278642103         8452.345         205154       SH         SOLE        00      205154
EQUITY OFFICE P  COM     294741103          101.401           3100       SH         SOLE        00        3100
EQUITY ONE       COM     294752100          104.625           4500       SH         SOLE        00        4500
EQUITY RESIDENT  SH BEN  29476L107          102.195           2700       SH         SOLE        00        2700
ESSEX PPTY TR I  COM     297178105           99.000           1100       SH         SOLE        00        1100
EXXON MOBIL COR  COM     30231G102          241.452           3800       SH         SOLE        00        3800
GENENTECH INC    COM NE  368710406         6513.644          77350       SH         SOLE        00       77350
GENERAL ELEC CO  COM     369604103         8894.469         264166       SH         SOLE        00      264166
GUIDANT CORP     COM     401698105           27.556            400       SH         SOLE        00         400
ISTAR FINL INC   COM     45031U101           97.032           2400       SH         SOLE        00        2400
ILLINOIS TOOL W  COM     452308109         5920.762          71915       SH         SOLE        00       71915
INTEL CORP       COM     458140100         7879.890         319671       SH         SOLE        00      319671
INTERNET HOLDRS  DEPOSI  46059W102            6.148            100       SH         SOLE        00         100
INVITROGEN CORP  COM     46185R100         5932.638          78860       SH         SOLE        00       78860
JOHNSON & JOHNS  COM     478160104         9416.823         148812       SH         SOLE        00      148812
KIMCO REALTY CO  COM     49446R109           94.260           3000       SH         SOLE        00        3000
LEE ENTERPRISES  COM     523768109          290.988           6850       SH         SOLE        00        6850
MEDTRONIC INC    COM     585055106         9214.168         171842       SH         SOLE        00      171842
MERRILL LYNCH &  COM     590188108         9286.918         151376       SH         SOLE        00      151376
MICROSOFT CORP   COM     594918104        10236.500         397843       SH         SOLE        00      397843
NEWCASTLE INVT   COM     65105M108           83.700           3000       SH         SOLE        00        3000
OPENWAVE SYS IN  COM NE  683718308            0.593             33       SH         SOLE        00          33
PEPSICO INC      COM     713448108           18.431            325       SH         SOLE        00         325
PFIZER INC       COM     717081103         6189.039         247859       SH         SOLE        00      247859
PROLOGIS         SH BEN  743410102           97.482           2200       SH         SOLE        00        2200
SPDR TR          UNIT S  78462F103         1155.346           9390       SH         SOLE        00        9390
SCANA CORP NEW   COM     80589M102           10.560            250       SH         SOLE        00         250
SIMON PPTY GROU  COM     828806109           96.356           1300       SH         SOLE        00        1300
STRYKER CORP     COM     863667101         3850.103          77890       SH         SOLE        00       77890
SYSCO CORP       COM     871829107         6748.158         215115       SH         SOLE        00      215115
TELESP CELULAR   SPON A  87952L108            2.100            537       SH         SOLE        00         537
TIM PARTICIPACO  SPONS   88706P106            2.564            138       SH         SOLE        00         138
UNIT CORP        COM     909218109         4457.779          80640       SH         SOLE        00       80640
VORNADO RLTY TR  SH BEN  929042109           86.620           1000       SH         SOLE        00        1000
WAL MART STORES  COM     931142103         6556.348         149620       SH         SOLE        00      149620
ZIMMER HLDGS IN  COM     98956P102           55.112            800       SH         SOLE        00         800